SUBSEQUENT EVENTS, Narrative (FY) (Details) - Subsequent Event [Member] - Common Class A [Member] - shares	Feb. 27, 2023	Feb. 09, 2023
Subsequent Event [Line Items]
Agreed to sell shares		80,000
Company compliance with the listing rule	After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules. Based on our submission, the Company received a letter on February 27, 2023, in which the Nasdaq staff determined to grant the Company an extension of time to regain compliance with the Listing Rule 5550(a)(4). Under the terms of the extension, the Company must file with the SEC and Nasdaq a public document containing the Company’s current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules on or before March 31, 2023, which the Company has complied with by virtue of filing the beneficial ownership table in the Company’s Annual Report on Form 10-K of which these financial statements form a part.